BORROWINGS - Schedule of Parent Company and Other Subsidiary Borrowings and Debt Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Balance		$ 12,823,457	$ 13,000,039
Total Parent Company and subsidiaries' borrowings and other debt obligations	[1]	37,102,112	44,010,910
Parent Company and Subsidiaries
Debt Instrument [Line Items]
Total Parent Company and subsidiaries' borrowings and other debt obligations		37,102,112	44,010,910
Subsidiaries
Debt Instrument [Line Items]
Total subsidiary borrowings and other debt obligations		$ 24,278,655	31,010,871
Subsidiaries | Minimum
Debt Instrument [Line Items]
Basis spread (as a percent)		4.15%
Subsidiaries | Maximum
Debt Instrument [Line Items]
Basis spread (as a percent)		13.90%
Subsidiaries | Short-term borrowing due within one year, maturing through May 2026
Debt Instrument [Line Items]
Short-term borrowings		$ 692,258	$ 702,272
Effective Rate		3.61%	4.41%
Subsidiaries | FHLB advances, maturing through April 2027
Debt Instrument [Line Items]
Balance		$ 707,835	$ 4,699,407
Effective Rate		4.16%	4.69%
Subsidiaries | CLNs maturing through January 2034
Debt Instrument [Line Items]
Balance		$ 913,331	$ 1,188,944
Subsidiaries | CLNs maturing through January 2034 | Minimum
Debt Instrument [Line Items]
Effective Rate		6.37%	5.86%
Subsidiaries | CLNs maturing through January 2034 | Maximum
Debt Instrument [Line Items]
Effective Rate		16.29%	12.34%
Subsidiaries | Warehouse lines maturing through April 2028
Debt Instrument [Line Items]
Balance		$ 2,214,900	$ 4,036,778
Effective Rate		4.46%	5.75%
Subsidiaries | Secured structured financings maturing through September 2032
Debt Instrument [Line Items]
Balance		$ 19,750,331	$ 20,383,470
Subsidiaries | Secured structured financings maturing through September 2032 | Minimum
Debt Instrument [Line Items]
Effective Rate		0.58%	0.58%
Subsidiaries | Secured structured financings maturing through September 2032 | Maximum
Debt Instrument [Line Items]
Effective Rate		7.69%	7.69%
Senior Notes | 3.45% senior notes due June 2025
Debt Instrument [Line Items]
Stated interest rate		3.45%
Balance		$ 0	$ 999,567
Effective Rate		0.00%	3.45%
Senior Notes | 4.50% Senior Notes Due July 2025
Debt Instrument [Line Items]
Stated interest rate		4.50%
Balance		$ 0	$ 1,099,617
Effective Rate		0.00%	4.50%
Senior Notes | Senior notes due April 2026
Debt Instrument [Line Items]
Balance		$ 0	$ 433,505
Effective Rate		0.00%	5.76%
Basis spread (as a percent)		1.35%
Senior Notes | Senior note due September 2026
Debt Instrument [Line Items]
Balance		$ 850,000	$ 0
Effective Rate		4.28%	0.00%
Basis spread (as a percent)		0.57%
Senior Notes | 5.81% senior sustainability notes due September 2026
Debt Instrument [Line Items]
Stated interest rate		5.81%
Balance		$ 0	$ 499,614
Effective Rate		0.00%	5.92%
Senior Notes | 3.24% senior notes due October 2026
Debt Instrument [Line Items]
Stated interest rate		3.24%
Balance		$ 943,668	$ 937,090
Effective Rate		3.24%	3.24%
Senior Notes | 6.12% senior notes due May 2027
Debt Instrument [Line Items]
Stated interest rate		6.12%
Balance		$ 499,513	$ 499,173
Effective Rate		6.20%	6.20%
Senior Notes | 6.89% senior notes due June 2027
Debt Instrument [Line Items]
Stated interest rate		6.89%
Balance		$ 750,000	$ 750,000
Effective Rate		6.89%	6.89%
Senior Notes | 4.40% senior notes due July 2027
Debt Instrument [Line Items]
Stated interest rate		4.40%
Balance		$ 1,049,731	$ 1,049,684
Effective Rate		4.40%	4.40%
Senior Notes | 2.49% senior notes due January 2028
Debt Instrument [Line Items]
Stated interest rate		2.49%
Balance		$ 999,166	$ 998,364
Effective Rate		2.57%	2.57%
Senior Notes | Senior Notes Due March 2029
Debt Instrument [Line Items]
Balance		$ 399,145	$ 0
Effective Rate		5.84%	0.00%
Basis spread (as a percent)		1.61%
Senior Notes | 5.47% senior notes due March 2029
Debt Instrument [Line Items]
Stated interest rate		5.47%
Balance		$ 848,182	$ 0
Effective Rate		5.58%	0.00%
Senior Notes | 6.50% senior notes due March 2029
Debt Instrument [Line Items]
Stated interest rate		6.50%
Balance		$ 998,095	$ 997,313
Effective Rate		6.59%	6.59%
Senior Notes | 6.57% senior notes due June 2029
Debt Instrument [Line Items]
Stated interest rate		6.57%
Balance		$ 498,847	$ 498,427
Effective Rate		6.67%	6.67%
Senior Notes | 6.17% senior notes due January 2030
Debt Instrument [Line Items]
Stated interest rate		6.17%
Balance		$ 997,503	$ 996,776
Effective Rate		6.26%	6.26%
Senior Notes | 5.35% senior notes due September 2030
Debt Instrument [Line Items]
Stated interest rate		5.35%
Balance		$ 997,096	$ 996,402
Effective Rate		5.44%	5.44%
Senior Notes | 5.74% senior notes due March 2031
Debt Instrument [Line Items]
Stated interest rate		5.74%
Balance		$ 747,523	$ 0
Effective Rate		5.83%	0.00%
Senior Notes | 7.66% senior notes due November 2031
Debt Instrument [Line Items]
Stated interest rate		7.66%
Balance		$ 498,237	$ 498,008
Effective Rate		7.73%	7.73%
Senior Notes | 6.34% senior notes due May 2035
Debt Instrument [Line Items]
Stated interest rate		6.34%
Balance		$ 746,751	$ 746,499
Effective Rate		6.40%	6.40%
Subordinated Debt | 2.88% subordinated notes, due November 2031
Debt Instrument [Line Items]
Stated interest rate		2.88%
Balance		$ 500,000	$ 500,000
Effective Rate		2.88%	2.88%
Subordinated Debt | 7.18% subordinated notes due December 2032
Debt Instrument [Line Items]
Stated interest rate		7.18%
Balance		$ 500,000	$ 500,000
Effective Rate		7.18%	7.18%

[1]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.